CONSOLIDATED BALANCE SHEETS $ in Thousands, ₩ in Millions	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)
Current assets:
Cash and cash equivalents	₩ 16,720	$ 13,890	₩ 24,909
Short-term financial instruments	22,000	18,277	11,500
Accounts receivable, net (including related party balances of W1,224 and W1,080, respectively)	11,819	9,819	5,289
Prepaid expenses	1,011	840	982
Other current assets (including related party balances of W37 and W36, respectively)	1,841	1,528	996
Total current assets	53,391	44,354	43,676
Property and equipment, net	593	493	882
Leasehold and other deposits	962	799	954
Other intangible assets	91	76	132
Other non-current assets	153	127	85
Total assets	55,190	45,849	45,729
Current liabilities:
Accounts payable (including related party balances of W6 and W3,025, respectively)	10,033	8,336	2,971
Deferred revenue	9,689	8,049	4,997
Accrued expense (including related party balances of W7 and nil, respectively)	555	461	511
Other current liabilities	409	340	325
Total current liabilities	20,686	17,186	8,804
Long-term deferred revenue (including related party balances of W4,699 and nil respectively)	4,096	3,403	6,600
Accrued severance benefits	104	86	123
Other non-current liabilities	210	174	210
Total liabilities	25,096	20,849	15,737
Commitments and contingencies (See Note 11)
Parent Company Shareholders' equity:
Preferred shares, W500 par value, 2,000,000 shares authorized, and no shares issued and outstanding at December 31, 2015 and 2016
Common shares, W500 par value, 38,000,000 shares authorized, and 6,948,900 shares issued and outstanding at December 31, 2015 and 2016	3,474	2,886	3,474
Additional paid-in capital	75,076	62,369	75,076
Accumulated deficit	(48,511)	(40,301)	(48,761)
Accumulated other comprehensive income	617	513	694
Total parent company shareholders' equity	30,656	25,467	30,483
Non-controlling interest	(562)	(467)	(491)
Total equity	30,094	25,000	29,992
Total liabilities and equity	₩ 55,190	$ 45,849	₩ 45,729